Variable interest entities (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) aircraft	Dec. 31, 2018 USD ($)	Jun. 30, 2013 aircraft
Variable Interest Entity [Line Items]
Number of aircraft	1,373
Debt guarantees | $	$ 80,366	$ 88,313
AerFunding
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Ownership percentage	5.00%
Boeing 737-800 | ACSAL
Variable Interest Entity [Line Items]
Number of aircraft			8
AerCap Holdings N.V. | ACSAL
Variable Interest Entity [Line Items]
Ownership percentage			19.00%
AerCap Partners I
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Subordinated debt | $	$ 63,800
AerCap Partners I | Boeing 737 NG Aircraft
Variable Interest Entity [Line Items]
Number of aircraft	2
AerCap Partners I | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Subordinated debt | $	$ 31,900
AerCap Partners I | Deucalion Aviation Funds
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Subordinated debt | $	$ 31,900
Aercap Partners 767
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Subordinated debt | $	$ 32,600
Aercap Partners 767 | Boeing 767 300ER Aircraft
Variable Interest Entity [Line Items]
Number of aircraft	2
Aercap Partners 767 | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Subordinated debt | $	$ 16,300
Aercap Partners 767 | Deucalion Aviation Funds
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Subordinated debt | $	$ 16,300
AerFunding | Boeing 737 NG Aircraft
Variable Interest Entity [Line Items]
Number of aircraft	6
AerFunding | Airbus 320 Family Aircraft
Variable Interest Entity [Line Items]
Number of aircraft	1
AerFunding | Airbus 320 neoFamily Aircraft
Variable Interest Entity [Line Items]
Number of aircraft	2
AerFunding | Airbus 350 Aircraft
Variable Interest Entity [Line Items]
Number of aircraft	2
AerFunding | Boeing 787 Aircraft
Variable Interest Entity [Line Items]
Number of aircraft	5
AerFunding | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Subordinated debt | $	$ 323,500
Credit facility amount outstanding | $	$ 898,500
AerDragon
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
AerDragon | Narrowbody Aircraft
Variable Interest Entity [Line Items]
Number of aircraft	28
AerDragon | China Aviation Supplies Holding Company
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
AerLift
Variable Interest Entity [Line Items]
Debt guarantees | $	$ 80,400	$ 88,300
AerLift | Widebody Aircraft
Variable Interest Entity [Line Items]
Number of aircraft	4
AerLift | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Ownership percentage	39.00%
ACSAL | Boeing 737-800
Variable Interest Entity [Line Items]
Number of aircraft	8
Peregrine
Variable Interest Entity [Line Items]
Ownership percentage	9.50%
Number of aircraft	21